united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2016
Shares		Fair Value
	COMMON STOCK - 100.3%
	AEROSPACE DEFENSE - 0.6%
3,756	Astronics Corp.*	$ 127,103

	AIRLINES - 2.7%
1,299	Allegiant Travel Co.	216,154
7,027	Hawaiian Holdings, Inc.*	400,539
		616,693
	AUTO PARTS & EQUIPMENT - 2.0%
13,654	American Axle & Manufacturing Holdings, Inc.*	263,522
3,193	Tenneco, Inc.*	199,467
		462,989
	BEVERAGES - 0.7%
1,002	Boston Beer Co, Inc.*	170,190

	BIOTECHNOLOGY - 4.7%
19,030	Applied Genetic Technologies Corp.*	177,931
7,648	Emergent BioSolutions, Inc.*	251,160
14,036	Halozyme Therapeutics, Inc.*	138,676
2,370	Ligand Pharmaceuticals, Inc.*	240,816
6,320	MacroGenics, Inc.*	129,181
8,430	Myriad Genetics, Inc.*	140,528
		1,078,292
	BUILDING MATERIALS -5.7%
1,073	Apogee Enterprises, Inc.	57,470
9,892	Continental Building Products, Inc.*	228,505
2,272	Masonite International Corp.*	149,498
11,170	NCI Building Systems, Inc.*	174,811
5,459	Patrick Industries, Inc.*	416,522
4,322	Trex Co, Inc.*	278,337
		1,305,143
	CHEMICALS - 0.7%
4,708	PolyOne Corp.	150,844

	COMMERCIAL SERVICES - 10.6%
4,110	Avis Budget Group, Inc.*	150,755
4,388	Barrett Business Services, Inc.	281,271
5,664	Brink's Co.	233,640
2,355	CEB, Inc.	142,713
6,046	Forrester Research, Inc.	259,676
3,908	Insperity, Inc.	277,273
10,956	Kforce, Inc.	253,084
5,261	Medifast, Inc.	219,015
4,148	Robert Half International, Inc.	202,339

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Shares		Fair Value

5,044	TransUnion*	$ 156,011
2,347	WEX, Inc.*	261,925
		2,437,702
	COMPUTERS - 4.5%
6,729	Carbonite, Inc.*	110,356
4,334	EPAM Systems, Inc.*	278,720
4,571	MAXIMUS, Inc.	255,016
9,404	Syntel, Inc.	186,105
6,474	TeleTech Holdings, Inc.	197,457
		1,027,654
	DIVERSIFIED FINANCIAL SERVICES - 6.8%
7,374	Altisource Portfolio Solutions SA*(b)	196,075
1,333	Credit Acceptance Corp.*(b)	289,941
3,201	Evercore Partners, Inc.	219,909
7,252	Moelis & Co.	245,843
3,260	NorthStar Asset Management Group, Inc.	48,639
28,602	Pzena Investment Management, Inc.	317,768
1,100	Westwood Holdings Group, Inc.	65,989
16,397	WisdomTree Investments, Inc.(b)	182,662
		1,566,826
	ENTERTAINMENT - 4.4%
4,520	Cinemark Holdings, Inc.	173,387
26,388	Scientific Games, Corp.*	369,432
10,015	SeaWorld Entertainment, Inc.	189,584
1,676	Vail Resorts, Inc.	270,355
		1,002,758
	FOREST PRODUCTS & PAPER - 0.7%
2,500	Clearwater Paper Corp.*	167,152

	HEALTHCARE-PRODUCTS - 9.7%
8,190	Bruker Corp.	173,464
7,629	Globus Medical, Inc.*	189,275
4,932	Hologic, Inc.*	197,872
2,029	IDEXX Laboratories, Inc.*	237,941
1,300	iRadimed Corp.*	14,430
5,503	Masimo Corp.*	370,902
24,122	MiMedx Group, Inc.*	213,721
6,937	Repligen, Corp.*	213,798
3,521	ResMed, Inc.	218,478
7,128	Surmodics, Inc.*	181,051
3,046	Utah Medical Products, Inc.	221,597
		2,232,529

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Shares		Fair Value

	HEALTHCARE- SERVICES - 3.0%
4,349	HealthSouth Corp.	$ 179,353
3,895	Surgical Care Affiliates, Inc.*	180,222
4,741	US Physical Therapy, Inc.	332,818
		692,393
	HOME FURNISHINGS - 2.3%
3,988	American Woodmark Corp.*	300,097
3,310	Tempur Sealy International, Inc.*	226,007
		526,104
	HOUSEWARES - 1.1%
4,422	Toro Co.	247,411

	INSURANCE - 1.0%
21,538	E-Health, Inc.*	229,379

	INTERNET - 4.0%
24,630	DHI Group, Inc.*	153,938
23,680	Groupon, Inc.*	78,618
9,739	NIC, Inc.	232,762
692	Stamps.com, Inc.*	79,338
10,656	Web.com Group, Inc.*	225,374
2,987	WebMD Health Corp.*	148,066
		918,096
	INVESTMENT COMPANIES - 0.9%
34,242	Real Industry, Inc.*	208,876

	LEISURE TIME - 1.3%
3,600	Polaris Industries, Inc.(b)	296,604

	LODGING - 1.1%
12,735	Boyd Gaming Corp.*	256,865

	MISCELLANEOUS MANUFACTUR - 2.8%
2,433	Chase Corp.	203,277
15,211	Myers Industries, Inc.	217,517
3,793	Trinseo SA,	224,925
		645,719
	OFFICE FURNISHINGS - 1.0%
6,299	Herman Miller Inc	215,426

	OFFICE BUSINESS EQUIPMENT - 0.7%
10,853	Pitney Bowes, Inc.	164,857

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Shares		Fair Value

	PACKAGING & CONTAINERS - 3.3%
9,708	Owens-Illinois, Inc.*	$ 169,016
2,572	Packaging Corp of America	218,157
3,596	Silgan Holdings, Inc.	184,043
11,823	Multi Packaging Solutions International Ltd,*	168,596
		739,812
	PHARMACEUTICALS - 7.3%
9,674	Depomed, Inc.*	174,325
6,457	Insys Therapeutics, Inc.*(b)	59,404
6,145	Natural Health Trends Corp.(b)	152,703
11041	Nektar Therapeutics*	135,473
3,632	Neurocrine Biosciences, Inc.*	140,558
23,213	SciClone Pharmaceuticals, Inc.*	250,700
14,399	Sucampo Pharmaceuticals, Inc.*	195,106
10,913	Supernus Pharmaceuticals, Inc.*	275,553
4,606	USANA Health Sciences, Inc.*	281,887
		1,665,709
	PRIVATE EQUITY - 0.7%
24,925	Fifth Street Asset Management, Inc.	166,998

	REAL ESTATE - 1.5%
6,682	Marcus & Millichap, Inc.*	178,543
4,412	RMR Group, Inc.	174,274
		352,817
	RETAIL - 4.1%
4,091	Big Lots, Inc.	205,409
10,607	Bloomin' Brands, Inc.	191,244
3,261	Brinker International, Inc.	161,517
1,074	Panera Bread Co.*	220,267
3,450	Williams-Sonoma, Inc.	166,946
		945,383
	SOFTWARE - 7.5%
7,920	CSG Systems International, Inc.	383,328
3,348	Computer Programs & Systems, Inc.(b)	79,013
3,406	Ebix, Inc.	194,312
4,708	Envestnet, Inc.*	165,957
2,454	Fair Isaac Corp.	292,566
4,453	Manhattan Associates, Inc.*	236,143
13,313	Quality Systems, Inc.	175,066
5,151	Synchronoss Technologies, Inc.*	197,283
		1,723,668
Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Shares		Fair Value

	TELECOMMUNICATIONS - 1.1%
4,539	GTT Communications, Inc.*	$ 130,496
13,271	General Communication, Inc.*	258,121
		388,617
	TRANSPORTATION - 1.8%
2,160	Landstar System Inc	184,248
9,239	Swift Transportation Co	225,062
		409,310

	TOTAL COMMON STOCK (Cost $22,504,237)	23,139,919

	SHORT-TERM INVESTMENT - 5.4%
15,772	Fidelity Institutional Money Market Fund - Institutional Class, 0.39% (a)	$ 15,772
1,229,561	Fidelity Institutional Money Market Fund - Institutional Class, 0.39% (a)(c)	1,229,561
	TOTAL SHORT-TERM INVESTMENT (Cost $1,245,333)	1,245,333

	TOTAL INVESTMENTS - 105.7% (Cost $23,749,570)	$ 24,385,252
	OTHER ASSETS LESS LIABILITIES - NET - (5.7) %	(1,309,324)
	TOTAL NET ASSETS - 100.0%	$ 23,075,928

* Non-Income producing security.
(a) Money market fund; interest rate reflects the seven-day effective yield on December 31, 2016.
(b) All or a portion of the security is out on loan at December, 31 2016. Total loaned securities had a market value of $1,203,873 at December, 31 2016.
(c) All or a portion of the security is segregated as collateral for securities on loan at December 31, 2016. Total collateral had a market value of $1,229,561 at December 31, 2016.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,759,196 and differs from Fair Value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,665,140
	Unrealized depreciation:	(1,039,084)
	Net unrealized appreciation:	$ 626,056

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.
Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 23,139,919	$ -	$ -	$ 23,139,919
Short-Term Investment	1,245,333	-	-	1,245,333
Total	$ 24,385,252	$ -	$ -	$ 24,385,252

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Security Loans – The Fund has entered into a securities lending agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% of market value plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 02/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 02/15/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 02/15/2017